Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Debt discount	$ 0	$ 233	$ 349
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	57,169,653	55,293,267	49,782,797
Common stock, shares outstanding	57,169,653	55,293,267	49,782,797